Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Central Index Key	0001533490
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio
T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio SUMMARY
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio
Management fees		none
Other expenses	[1]	0.02%
Total annual fund operating expenses		0.02%
[1]	T. Rowe Price Associates, Inc. is required to bear any of the fund's custody fees that exceed 0.025% of the fund's average daily net assets as well as all of the fund's other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund's shareholders and Board of Directors. The fund's actual expenses for the prior fiscal year were less than 0.025%.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio	2	6	11	26

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period of March 1, 2012, through December 31, 2012, the fund’s portfolio turnover rate was 59.9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

There are no overall limits on the fund’s investments that are rated below investment-grade (BB or lower, or an equivalent rating) by a credit rating agency or are not rated by any credit rating agency but deemed to be below investment-grade by T. Rowe Price. Investments in below investment-grade bonds, also known as “junk” bonds in the U.S. bond market, should be considered speculative. Fund holdings may include the lowest-rated bonds, including those in default.

While it is expected that many of the securities held by the fund will be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The extent, if any, to which the fund attempts to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar depends on market conditions. Although the fund expects to maintain an intermediate- to long-term weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

While most assets will be invested directly in emerging markets bonds, the fund also enters into forward currency exchange contracts and credit default swaps in keeping with the fund’s objectives. Forward currency exchange contracts would typically be used to help protect the fund’s holdings from unfavorable changes in foreign currency exchange rates, although currency hedging techniques may be used from time to time in an effort to enhance the fund’s returns. Credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, to shift assets into or out of higher-yielding securities, or to alter geographic or currency exposure.

Important changes to become effective on or about July 1, 2013:

On April 24, 2013, the fund’s Board of Directors approved a change in the fund’s 80% investment policy to take effect on or about July 1, 2013. Following the change, the fund will have a policy to normally invest at least 80% of its net assets (including any borrowings for investment purposes) in debt securities issued by corporations located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East. In connection with such investment policy change, the Board of Directors also approved a change in the fund’s name from the T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio to the T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio to take effect on or about July 1, 2013.

The fund’s portfolio currently consists of securities issued by both emerging markets corporate and sovereign issuers. Following the change in investment policy, the fund’s portfolio will be focused solely on emerging markets corporate issuers. No changes to the fund’s investment objective and no other material changes to the fund’s investment program are currently being proposed, and Michael J. Conelius will continue to serve as the fund’s portfolio manager and chairman of the fund’s Investment Advisory Committee.

Shareholders will receive at least 60 days’ prior notice of the change in investment policy and corresponding name change, which are expected to take effect on or about July 1, 2013, as noted above.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, international investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund may invest in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies and governments in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit default swaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance, and the chance that regulatory developments could negatively affect the fund’s investments in such instruments.
Performance
Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period of March 1, 2012, through December 31, 2012, the fund’s portfolio turnover rate was 59.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

There are no overall limits on the fund’s investments that are rated below investment-grade (BB or lower, or an equivalent rating) by a credit rating agency or are not rated by any credit rating agency but deemed to be below investment-grade by T. Rowe Price. Investments in below investment-grade bonds, also known as “junk” bonds in the U.S. bond market, should be considered speculative. Fund holdings may include the lowest-rated bonds, including those in default.

While it is expected that many of the securities held by the fund will be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The extent, if any, to which the fund attempts to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar depends on market conditions. Although the fund expects to maintain an intermediate- to long-term weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

While most assets will be invested directly in emerging markets bonds, the fund also enters into forward currency exchange contracts and credit default swaps in keeping with the fund’s objectives. Forward currency exchange contracts would typically be used to help protect the fund’s holdings from unfavorable changes in foreign currency exchange rates, although currency hedging techniques may be used from time to time in an effort to enhance the fund’s returns. Credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, to shift assets into or out of higher-yielding securities, or to alter geographic or currency exposure.

Important changes to become effective on or about July 1, 2013:

On April 24, 2013, the fund’s Board of Directors approved a change in the fund’s 80% investment policy to take effect on or about July 1, 2013. Following the change, the fund will have a policy to normally invest at least 80% of its net assets (including any borrowings for investment purposes) in debt securities issued by corporations located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East. In connection with such investment policy change, the Board of Directors also approved a change in the fund’s name from the T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio to the T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio to take effect on or about July 1, 2013.

The fund’s portfolio currently consists of securities issued by both emerging markets corporate and sovereign issuers. Following the change in investment policy, the fund’s portfolio will be focused solely on emerging markets corporate issuers. No changes to the fund’s investment objective and no other material changes to the fund’s investment program are currently being proposed, and Michael J. Conelius will continue to serve as the fund’s portfolio manager and chairman of the fund’s Investment Advisory Committee.

Shareholders will receive at least 60 days’ prior notice of the change in investment policy and corresponding name change, which are expected to take effect on or about July 1, 2013, as noted above.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, international investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund may invest in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies and governments in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit default swaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance, and the chance that regulatory developments could negatively affect the fund’s investments in such instruments.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2012, there is no historical performance information shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio | T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02% [1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.02%
1 year	rr_ExpenseExampleYear01	2
3 years	rr_ExpenseExampleYear03	6
5 years	rr_ExpenseExampleYear05	11
10 years	rr_ExpenseExampleYear10	26

[1]	T. Rowe Price Associates, Inc. is required to bear any of the fund's custody fees that exceed 0.025% of the fund's average daily net assets as well as all of the fund's other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund's shareholders and Board of Directors. The fund's actual expenses for the prior fiscal year were less than 0.025%.

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio SUMMARY
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio
Management fees		none
Other expenses	[1]	0.02%
Total annual fund operating expenses		0.02%
[1]	T. Rowe Price Associates, Inc. is required to bear any of the fund's custody fees that exceed 0.025% of the fund's average daily net assets as well as all of the fund's other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund's shareholders and Board of Directors. The fund's actual expenses for the prior fiscal year were less than 0.025%.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio	2	6	11	26

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period of March 1, 2012, through December 31, 2012, the fund’s portfolio turnover rate was 74.5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to emerging market securities or currencies. Emerging market securities include fixed rate and floating rate bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East.

Investment decisions are based on fundamental research and the analysis of various market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund may purchase bonds of any credit quality and there are no overall limits on the fund’s investments in bonds that are rated below investment-grade (also known as “junk” bonds) or are not rated by any credit rating agency. There are also no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Through the use of currency derivative instruments such as forward currency exchange contracts, currency swaps, currency options, and currency futures, the fund has wide flexibility to purchase and sell currencies independently of whether the fund owns securities in those currencies and to engage in currency hedging transactions. The fund’s currency positions will vary with its outlook on the relative value of various foreign currencies to one another as well as the strength or weakness of the U.S. dollar compared to foreign currencies. While the fund will normally be heavily exposed to foreign currencies, currency hedging into the U.S. dollar is permitted.

The fund’s overall net short positions in currencies (including the U.S. dollar) are limited to 10% of its net assets. A short position in a currency allows the fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, international investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund’s emphasis is on investing in securities denominated in the currencies of emerging market countries, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Hedging risk The fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the fund to lose money or fail to get the benefit of a gain on a hedged position. If currency values and exchange rates do not move in the anticipated direction, the fund could be in a worse position than if it had not entered into such transactions.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies and governments in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The monetary policies of emerging markets countries tend to make the impact and likelihood of local interest rate changes more difficult to predict.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts, swaps, options, or futures, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values or currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance, and the chance that regulatory developments could negatively affect the fund’s investments in such instruments. Taking a short position in a particular currency could cause the fund to lose money if the currency appreciates in value.
Performance
Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period of March 1, 2012, through December 31, 2012, the fund’s portfolio turnover rate was 74.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to emerging market securities or currencies. Emerging market securities include fixed rate and floating rate bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East.

Investment decisions are based on fundamental research and the analysis of various market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund may purchase bonds of any credit quality and there are no overall limits on the fund’s investments in bonds that are rated below investment-grade (also known as “junk” bonds) or are not rated by any credit rating agency. There are also no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Through the use of currency derivative instruments such as forward currency exchange contracts, currency swaps, currency options, and currency futures, the fund has wide flexibility to purchase and sell currencies independently of whether the fund owns securities in those currencies and to engage in currency hedging transactions. The fund’s currency positions will vary with its outlook on the relative value of various foreign currencies to one another as well as the strength or weakness of the U.S. dollar compared to foreign currencies. While the fund will normally be heavily exposed to foreign currencies, currency hedging into the U.S. dollar is permitted.

The fund’s overall net short positions in currencies (including the U.S. dollar) are limited to 10% of its net assets. A short position in a currency allows the fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, international investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund’s emphasis is on investing in securities denominated in the currencies of emerging market countries, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Hedging risk The fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the fund to lose money or fail to get the benefit of a gain on a hedged position. If currency values and exchange rates do not move in the anticipated direction, the fund could be in a worse position than if it had not entered into such transactions.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies and governments in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The monetary policies of emerging markets countries tend to make the impact and likelihood of local interest rate changes more difficult to predict.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts, swaps, options, or futures, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values or currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance, and the chance that regulatory developments could negatively affect the fund’s investments in such instruments. Taking a short position in a particular currency could cause the fund to lose money if the currency appreciates in value.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2012, there is no historical performance information shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio | T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02% [1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.02%
1 year	rr_ExpenseExampleYear01	2
3 years	rr_ExpenseExampleYear03	6
5 years	rr_ExpenseExampleYear05	11
10 years	rr_ExpenseExampleYear10	26

[1]	T. Rowe Price Associates, Inc. is required to bear any of the fund's custody fees that exceed 0.025% of the fund's average daily net assets as well as all of the fund's other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund's shareholders and Board of Directors. The fund's actual expenses for the prior fiscal year were less than 0.025%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013